RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2017
Disclosure Of Related Party Disclosures [Abstract]
Disclosure of related party [text block]
18. RELATED PARTY DISCLOSURES

The compensation of directors and management is reviewed annually by the independent Governance and Human Resources Committee against industry practices for oil and gas companies of similar size and scope.

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2017 and 2016:

	Year Ended
($M)	Dec 31, 2017	Dec 31, 2016
Short-term benefits	5,183	4,748
Share-based payments	20,135	20,169
	25,318	24,917
Number of individuals included in the above amounts	20	18

During the year ended December 31, 2017, Vermilion recorded $0.2 million of office rent recoveries (2016 - $0.2 million) relating to an office sub-lease to a company whose Managing Director is also a member of Vermilion's Board of Directors. This related party transaction is provided in the normal course of business under the same commercial terms and conditions as transactions with unrelated companies and is recorded at the exchange amount.